Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Comprehensive income
Profit for the period	$ 1,218,292	$ 110,830
Items that may be reclassified to profit or loss:
Foreign currency translation loss	(125)	(194)
Other comprehensive loss	(125)	(194)
Comprehensive income	$ 1,218,167	$ 110,636